Related party transactions - Disclosure of Key Management Personnel Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Personnel expenses and other short-term employee benefits	€ 3,835	€ 2,856	€ 2,176
Extra pension benefits	166	33	43
Share-based compensation	2,302	2,081	1,989
Advisory fees	0	471	661
Executive Committee members compensation	€ 6,303	€ 5,441	€ 4,869